Asbestos - Numbers of Open Claims, New Claims and Closed Claims and Average Settlement Per Settled Claim and Case Closed (Detail)	12 Months Ended
	Mar. 31, 2013 USD ($) Claim	Mar. 31, 2013 AUD Claim	Mar. 31, 2012 USD ($) Claim	Mar. 31, 2012 AUD Claim	Mar. 31, 2011 USD ($) Claim	Mar. 31, 2011 AUD Claim	Mar. 31, 2010 USD ($) Claim	Mar. 31, 2010 AUD Claim	Mar. 31, 2009 USD ($) Claim	Mar. 31, 2009 AUD Claim
Asbestos Claims [Line Items]
Number of open claims at beginning of period	592	592	564	564	529	529	534	534	523	523
Number of new claims	542	542	456	456	494	494	535	535	607	607
Number of closed claims	672	672	428	428	459	459	540	540	596	596
Number of open claims at end of period	462	462	592	592	564	564	529	529	534	534
Average settlement amount per settled claim	$ 238,615	231,313	$ 228,361	218,610	$ 193,090	204,366	$ 162,250	190,627	$ 151,300	190,638
Average settlement amount per case closed	$ 206,892	200,561	$ 207,019	198,179	$ 163,642	173,199	$ 146,325	171,917	$ 133,530	168,248